Investment Portfolio
(UNAUDITED) | 03.31.2024
CARILLON CHARTWELL SMALL CAP VALUE FUND
COMMON STOCKS - 95.4%	Shares	Value
Aerospace & defense - 2.4%
AAR Corp.*	13,461	$805,910
Moog, Inc., Class A	7,613	1,215,416
Air freight & logistics - 1.4%
Hub Group, Inc., Class A	26,726	1,155,098
Automobile components - 2.6%
Patrick Industries, Inc.	6,903	824,701
Visteon Corp.*	10,898	1,281,714
Banks - 15.5%
Columbia Banking System, Inc.	49,315	954,245
CVB Financial Corp.	61,288	1,093,378
First Financial Bancorp	40,748	913,570
FNB Corp.	100,497	1,417,008
Independent Bank Group, Inc.	15,124	690,411
Old National Bancorp	87,038	1,515,332
Pacific Premier Bancorp, Inc.	44,297	1,063,128
Renasant Corp.	39,910	1,249,981
Sandy Spring Bancorp, Inc.	24,964	578,665
Towne Bank	44,463	1,247,632
United Bankshares, Inc.	38,422	1,375,123
United Community Banks, Inc.	27,001	710,666
Beverages - 1.0%
Primo Water Corp.	46,894	853,940
Capital markets - 1.1%
PJT Partners, Inc., Class A	9,428	888,683
Chemicals - 3.3%
Element Solutions, Inc.	46,256	1,155,475
Minerals Technologies, Inc.	20,740	1,561,307
Commercial services & supplies - 1.3%
UniFirst Corp.	6,178	1,071,451
Construction & engineering - 1.8%
Dycom Industries, Inc.*	10,241	1,469,891
Construction materials - 1.8%
Eagle Materials, Inc.	5,595	1,520,441
Consumer finance - 1.5%
PRA Group, Inc.*	47,448	1,237,444
Containers & packaging - 1.0%
TriMas Corp.	29,758	795,431
Electric utilities - 1.9%
PNM Resources, Inc.	41,567	1,564,582
Electronic equipment, instruments & components - 3.7%
CTS Corp.	29,971	1,402,343
IPG Photonics Corp.*	4,634	420,258
Plexus Corp.*	13,306	1,261,675
Energy equipment & services - 3.7%
Cactus, Inc., Class A	28,358	1,420,452
ChampionX Corp.	46,399	1,665,260
Entertainment - 1.6%
Cinemark Holdings, Inc.*	75,770	1,361,587
Food products - 1.4%
Nomad Foods Ltd.	58,402	1,142,343
Health care equipment & supplies - 3.3%
Enovis Corp.*	19,281	1,204,098
Integer Holdings Corp.*	13,019	1,519,057
Health care providers & services - 1.1%
Patterson Cos., Inc.	33,448	924,837
Hotel & resort real estate investment trusts (REITs) - 2.2%
Pebblebrook Hotel Trust	39,390	607,000
Ryman Hospitality Properties, Inc.	10,215	1,180,956
Hotels, restaurants & leisure - 3.9%
Denny's Corp.*	80,642	722,552
Jack in the Box, Inc.	15,694	1,074,725
Six Flags Entertainment Corp.*	53,098	1,397,540
Household durables - 3.1%
Helen of Troy Ltd.*	8,587	989,566
Tri Pointe Homes, Inc.*	39,785	1,538,088
Industrial real estate investment trusts (REITs) - 2.2%
First Industrial Realty Trust, Inc.	13,059	686,120
STAG Industrial, Inc.	28,585	1,098,807
Insurance - 4.2%
Kemper Corp.	28,441	1,761,067
Selective Insurance Group, Inc.	15,221	1,661,676
Machinery - 6.8%
Columbus McKinnon Corp.	33,966	1,515,903
EnPro, Inc.	8,934	1,507,791
Gates Industrial Corp. PLC*	72,231	1,279,211
Mueller Water Products, Inc., Class A	81,819	1,316,468
Multi-utilities - 2.5%
Black Hills Corp.	16,600	906,360
NorthWestern Energy Group, Inc.	22,575	1,149,745
Oil, gas & consumable fuels - 2.9%
Matador Resources Co.	17,808	1,189,040
Southwestern Energy Co.*	163,879	1,242,203
Personal care products - 0.9%
Edgewell Personal Care Co.	18,782	725,737
Professional services - 1.4%
Korn Ferry	17,836	1,172,895
Real estate management & development - 1.7%
Cushman & Wakefield PLC*	132,697	1,388,011
Retail real estate investment trusts (REITs) - 1.4%
Kite Realty Group Trust	54,269	1,176,552
Semiconductors & semiconductor equipment - 2.7%
Diodes, Inc.*	9,021	635,980
Ichor Holdings Ltd.*	40,501	1,564,149
Software - 2.8%
CommVault Systems, Inc.*	12,560	1,273,961
Progress Software Corp.	18,693	996,524
Specialized real estate investment trusts (REITs) - 1.0%
Four Corners Property Trust, Inc.	32,260	789,402
Specialty retail - 1.7%
Boot Barn Holdings, Inc.*	11,343	1,079,286
Leslie's, Inc.*	53,444	347,386
Textiles, apparel & luxury goods - 1.0%
Oxford Industries, Inc.	7,376	829,062
Trading companies & distributors - 1.6%
Rush Enterprises, Inc., Class A	24,019	1,285,497
Total common stocks (cost $56,584,882)		78,621,793
Total investment portfolio (cost $56,584,882) - 95.4%		78,621,793
Other assets in excess of liabilities - 4.6%		3,761,295
Total net assets - 100.0%		$82,383,088

* Non-income producing security

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.